Investments - Summary of Aggregated Financial Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests In Other Entities [line items]
Net earnings	[1]	$ 3,573	$ 327
Other comprehensive income	[1]	(302)	96
Total comprehensive income		3,271	423
Associates [member]
Disclosure Of Interests In Other Entities [line items]
Net earnings		24
Other comprehensive income		0	0
Total comprehensive income		24
Joint ventures [member]
Disclosure Of Interests In Other Entities [line items]
Net earnings		16	9
Other comprehensive income		0	0
Total comprehensive income		$ 16	$ 9

[1]	All equity transactions were attributable to common shareholders.